Summary of Significant Accounting Policies - Property, plant and equipment, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Changes in estimates	true
Depreciation expenses	¥ 4,525,501	¥ 2,994,826	¥ 1,758,370
Change in production volume
Summary of Significant Accounting Policies
Depreciation expenses	¥ 851,457
Minimum | Building and building improvements
Summary of Significant Accounting Policies
Estimated useful lives (in years)	5 years
Minimum | Production machineries, facilities and equipment
Summary of Significant Accounting Policies
Estimated useful lives (in years)	2 years
Minimum | Motor vehicles
Summary of Significant Accounting Policies
Estimated useful lives (in years)	2 years
Maximum | Building and building improvements
Summary of Significant Accounting Policies
Estimated useful lives (in years)	20 years
Maximum | Production machineries, facilities and equipment
Summary of Significant Accounting Policies
Estimated useful lives (in years)	10 years
Maximum | Motor vehicles
Summary of Significant Accounting Policies
Estimated useful lives (in years)	4 years